Summary of significant accounting policies - Additional Information (Details) $ / shares in Units, $ in Millions		12 Months Ended
	Apr. 28, 2021 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares shares	Mar. 31, 2020 shares
Stock split	8.25-for-1
Forward stock split		8.25
Cash and cash equivalents		$ 102.2
Estimated Useful Life		3 years
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued | shares		92,619,641	66,155,340	9,162,976
Borrowing Capacity		$ 100.0
Requirement to maintain minimum liquidity limit each quarter		125.0
Available liquidity after considering financial condition		$ 77.2
Concentrations of credit risk, percentage		10.00%
Common stock, shares outstanding | shares		92,619,641	66,155,340
Increase in common stock issued and outstanding | shares	8.25
Warranty description		We provide standard assurance type warranties for our products for periods generally ranging from five to ten years.
Minimum [Member]
Subscription revenue contract terms		1 year
Product warranty life		5 years
Maximum [Member]
Subscription revenue contract terms		2 years
Product warranty life		10 years